Provisions	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions	Provisions

						$ million
	Decommissioning	Environmental	Litigation and claims	Emissions	Other[c]	Total
At 1 January 2025	11,758	1,518	701	2,330	1,981	18,288
Exchange adjustments	159	15	6	99	144	423
Acquisitions	—	—	26	—	3	29
New and increase in existing provisions[a]	528	325	362	3,052	1,329	5,596
Write-back of unused provisions[a]	(2)	(73)	(20)	(83)	(707)	(885)
Unwinding of discount[b]	530	63	20	—	62	675
Utilization	(17)	(297)	(188)	(1,834)	(522)	(2,858)
Reclassified to other payables	(540)	(2)	(108)	—	(2)	(652)
Reclassified as liabilities directly associated with assets held for sale	(21)	(31)	(2)	—	(21)	(75)
Deletions	(142)	(18)	(1)	—	(1)	(162)
At 31 December 2025	12,253	1,500	796	3,564	2,266	20,379
Of which – current	824	319	100	2,709	757	4,709
– non-current	11,429	1,181	696	855	1,509	15,670
aRecognized in the Group income statement, other than changes in decommissioning provisions related to owned assets.
bRecognized in the Group income statement
cOther includes provisions for onerous contracts and restructuring costs.
The decommissioning provision primarily comprises the future cost of decommissioning oil and natural gas wells, facilities and related pipelines.
The environmental provision includes provisions for costs related to the control, abatement, clean-up or elimination of environmental pollution relating to soil, groundwater, surface water and sediment contamination. The litigation and claims category includes provisions for matters related to, for example, commercial disputes, product liability, and allegations of exposures of third parties to toxic substances. Emissions provisions primarily relate to obligations under the U.S. Environmental Protection Agency Renewable Fuel Standard Program and are driven by the amount of the obligations outstanding and current price of the related credits. The provision will principally be settled through allowances already held as inventory in the group balance sheet.
For information on significant estimates and judgements made in relation to provisions, see Provisions and contingencies within Note 1.
Gulf of America oil spill
The group has recognized certain assets, payables and provisions and incurs certain residual costs relating to the Gulf of America oil spill that occurred in 2010. For further information see Notes 7, 22, 29 and 33. The litigation and claims provision presented in the table above includes the latest estimate for the remaining costs associated with the Gulf of America oil spill. The amounts payable may differ from the amount provided and the timing of payments is uncertain.